Other Liabilities (Details) - Schedule of the breakdown of the consideration - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of the breakdown of the consideration [Abstract]
Restricted shares	R$ 20,510	R$ 13,490
Warrants	16,506	10,860
Subscription warrant dividends	780	778
Total	R$ 37,796	R$ 25,128